Schedule of Change in Derivative Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning Balance	$ 202,144	$ 531,525	$ 437,549
Issuance of new derivative liabilities	328,433	674,971	1,077,756
Conversions	(331,714)	(713,229)	(489,279)
Change in fair market value of derivative liabilities	93,836	(291,123)	(494,501)
Ending Balance	$ 292,699	$ 202,144	$ 531,525